Shareholder's Equity	12 Months Ended
Dec. 31, 2024
Shareholder's Equity [Abstract]
SHAREHOLDER’S EQUITY

13. SHAREHOLDER’S EQUITY

The Company was incorporated in the Cayman Islands in March 2023 under the Cayman Islands Companies Act as an exempted company with limited liability. The Company authorized 500,000,000 shares with US$0.0001 par value. In 2023, the Company issued 11,416,594 shares with US$0.0001 par value to five institute shareholders. On March 20, 2024, VVAX Holdings Limited transferred 399,581 ordinary shares of US$0.0001 each to Visuccess Holding Limited for a consideration of US$39.96, leaving VVAX Holdings Limited with 171,249 ordinary shares of US$0.0001 each.

On June 6, 2024, the Company formally executed a forward stock split of its ordinary shares at a ratio of one pre-split ordinary share to 4 post-split Ordinary Shares. After the stock split, the authorized number of Ordinary Shares became 2,000,000,000, increased from 500,000,000 pre-split shares. The par value changed from $0.0001 to $0.000025 accordingly. 45,666,376 Ordinary Shares were issued and outstanding as of December 31, 2023 and 2024. The number of shares and per share data are presented herein have been retroactively adjusted to give effect to the stock split.

Dividends

For the years ended December 31, 2022, 2023 and 2024, the Company declared cash dividends of RMB17,712, RMB55,104 and RMB205 (US$28), respectively. For the years ended December 31, 2022, 2023 and 2024, the Company actually paid dividends in cash of RMB21,425, RMB39,452 and RMB16,023 (US$2,195), respectively.